FIXED ASSETS	12 Months Ended
Dec. 31, 2023
FIXED ASSETS
FIXED ASSETS

NOTE 8 - FIXED ASSETS:

The composition of assets and accumulated depreciation are grouped by major classifications:

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2023	2022	2023	2022	2023	2022
	U.S. dollars in thousands
Office furniture and equipment (including computers)	1,059	1,199	956	933	103	266
Leasehold improvements	379	379	289	143	90	236
	1,438	1,578	1,245	1,076	193	502